Long-term Debt - Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Non-current liabilities
Unsecured revolving facilities	$ 123,666	$ 454,465		$ 542,849
Unsecured term loan	321,852	469,008		365,639
Unsecured debenture	156,479	153,141		91,501
Unsecured senior notes	150,000	150,000
Conditional sales contracts	77,550	75,388		69,068
Finance lease liabilities				2,694
Non-current portion of non-current borrowings	829,547	1,302,002	[1]	1,071,751
Current liabilities
Current portion of unsecured revolving facilities	7,461	9,216
Current portion of conditional sales contracts	35,536	32,089		30,728
Current portion of unsecured term loan				54,927
Current portion of finance lease liabilities				4,024
Current borrowings and current portion of non-current borrowings	$ 42,997	$ 41,305		$ 89,679

[1]	Recasted for change in presentation currency (see note 2c))